TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Civil and Labor Contingencies (Details) - BRL (R$) R$ in Thousands	Oct. 17, 2024	Dec. 31, 2025	Dec. 31, 2024
Lawsuit With Administrative Council for Economic Defense
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Settlement of litigation	R$ 256,099
Civil contingencies | Other Demands Of a Civil Nature
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities		R$ 1,006,450	R$ 595,649
Labor Contingencies
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities		R$ 1,443,044	R$ 1,400,460